Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Other assets	¥ 46,065	¥ 38,954
Income taxes: Deferred	345,841	341,290
Net deferred tax liability	¥ 299,776	¥ 302,336